Risk management - Schedule of Detailed Information About Hedging Instruments Explanatory (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument	$ 125,424	$ 148,144
Currency swap contract
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument		6,544
Currency swap contract | Red De Energia Del Peru [Member]
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument	48,195	106,333
Currency swap contract | Intervial Chile [Member]
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument	77,229	30,769
Currency swap contract | Ruta del Maipo
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument	$ 0	$ 11,042